Segment Information - Summary Of Company's Segments And A Reconciliation Of The Total Segment Gross Margin To Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Gross margin	$ 39,406	$ (23,534)	$ (135,675)
Loss before income taxes	(196,124)	(208,166)	(387,206)
Sharing [Member]
Revenues:
Cost of sharing, exclusive of depreciation	101,061	71,628	$ 20,319
Reportable Geographical Components [Member]
Revenues:
Total Revenues	205,142	94,601
Cost of sharing, exclusive of depreciation	101,061	71,628
Cost of product sales	17,340	22,716
Depreciation on revenue earning vehicles	47,335	23,791
Gross margin	39,406	(23,534)
Total expenses	235,530	184,632
Loss before income taxes	(196,124)	(208,166)
Reportable Geographical Components [Member] | Sharing [Member]
Revenues:
Revenue	187,327	79,941
Reportable Geographical Components [Member] | Product Sales [Member]
Revenues:
Revenue	17,815	14,660
Reportable Geographical Components [Member] | NA [Member]
Revenues:
Total Revenues	158,580	69,917
Cost of sharing, exclusive of depreciation	78,299	40,532
Cost of product sales	16,189	14,220
Depreciation on revenue earning vehicles	21,831	11,456
Gross margin	42,261	3,709
Reportable Geographical Components [Member] | NA [Member] | Sharing [Member]
Revenues:
Revenue	142,476	57,704
Reportable Geographical Components [Member] | NA [Member] | Product Sales [Member]
Revenues:
Revenue	16,104	12,213
Reportable Geographical Components [Member] | EMEA [Member]
Revenues:
Total Revenues	46,414	24,473
Cost of sharing, exclusive of depreciation	22,720	30,339
Cost of product sales	1,148	8,324
Depreciation on revenue earning vehicles	25,483	11,929
Gross margin	(2,937)	(26,119)
Reportable Geographical Components [Member] | EMEA [Member] | Sharing [Member]
Revenues:
Revenue	44,703	22,198
Reportable Geographical Components [Member] | EMEA [Member] | Product Sales [Member]
Revenues:
Revenue	1,711	2,275
Reportable Geographical Components [Member] | Other [Member]
Revenues:
Total Revenues	148	211
Cost of sharing, exclusive of depreciation	42	757
Cost of product sales	3	172
Depreciation on revenue earning vehicles	21	406
Gross margin	82	(1,124)
Reportable Geographical Components [Member] | Other [Member] | Sharing [Member]
Revenues:
Revenue	148	39
Reportable Geographical Components [Member] | Other [Member] | Product Sales [Member]
Revenues:
Revenue	$ 0	$ 172